UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	7/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

ANNUAL REPORT • JULY 31, 2012

Fund Type

Money Market

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 14, 2012

Dear Shareholder:

We hope you find the annual report for Prudential MoneyMart Assets, Inc. informative and useful. The report covers performance for the 12-month period that ended July 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.61%; Class B, 0.48%; Class C, 0.48%; Class L, 0.98%; Class X, 1.48%; and Class Z, 0.48%. Net operating expenses: Class A, 0.18%; Class B, 0.18%; Class C, 0.18%; Class L, 0.18%; Class X, 0.18%; and Class Z, 0.18%, after a voluntary waiver of distribution and service (12b-1) fees of Class A and Class X shares, and of management fees of the Fund.

Fund Facts as of 7/31/12
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	42 Days	$530.7
Class B*	0.01	1.00	42 Days	35.2
Class C*	0.01	1.00	42 Days	16.2
Class L	0.01	1.00	42 Days	3.4
Class X	0.01	1.00	42 Days	0.7
Class Z*	0.01	1.00	42 Days	118.2
iMoneyNet, Inc. Prime Retail Avg.**	0.01	N/A	47 Days	N/A

* Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees. The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

** iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of July 31, 2012.

Note: On August 24, 2012, Class L shares were converted to Class A shares and Class L shares were terminated. Class L share performance is shown for historical periods during which time Class L shares were outstanding.

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Money Market Fund Yield Comparison

Weighted Average Maturity (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from July 26, 2011 to July 31, 2012, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2012.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Strategy and Performance Overview

How did the Fund perform?

The seven-day current yields of the Fund’s share classes remained slightly above zero throughout its 12-month reporting period that ended July 31, 2012. Yields on all money market funds in the United States remained at very low levels, as the Federal Reserve (the Fed) maintained its target for the federal funds rate between zero and a quarter percentage point. Net asset values of the Fund’s share classes remained at $1.00 per share during its reporting period.

What were conditions like in the credit markets?

The U.S. economy faced headwinds from slower global growth and a continued sovereign-debt and banking crisis in the euro zone. As a result, the Fed maintained its easing bias. In a prepared statement issued on August 1, 2012, the Fed said that it expects the business environment in the United States—including underutilization of plant, equipment, and labor and a forecast for modest price pressures in the medium term—will probably call for the overnight bank lending rate to hover in a very low range at least through late 2014.

•

From August through December 2011, the three-month London interbank offered rate (LIBOR), the rate that banks pay one another to borrow in U.S. dollars, steadily rose due to growing uncertainty about reaching a resolution to the worsening European financial crisis.

•

In December 2011, the European Central Bank (ECB) implemented a three-year plan called the Long-Term-Refinancing Operation to aid banks in the euro zone. Subsequently, three-month LIBOR tapered off early in 2012. This action by the ECB, in conjunction with coordinated actions by central banks around the globe, helped reduce the cost of borrowing and somewhat improved investor confidence in the banking sector.

•	Three-month LIBOR hovered in a tight range during the remainder of the reporting period, even though there continued to be widespread concerns about the euro area.

•

Non-financial corporations focused their debt issuance in securities that mature in two years or longer to lock in extremely low rates. As a result, they only had a negligible need for short-term funding, which reduced the attractiveness of their money market securities to investors.

Prudential MoneyMart Assets, Inc.	5

Strategy and Performance Overview (continued)

How did the Fund invest during the reporting period?

Due to economic uncertainty over the sovereign-debt crisis in Europe and its effect on global growth, the Fund maintained a conservative strategy during the reporting period.

•	The majority of bank securities purchased by the Fund were limited to those that matured in three months or less.

•

The Fund increased its holdings of repurchase agreements and U.S. government securities. These offered attractive value relative to other eligible money market securities, especially those of non-financial corporations.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2012, at the beginning of the period, and held through the six-month period ended July 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential MoneyMart Assets, Inc.	7

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

Class B	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

Class C	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

Class L	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

Class X	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

Class Z	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2012, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2012

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 12.2%
$6,500	Bank of Montreal (Chicago Branch) 0.200%, 08/20/12	$6,500,000
4,000	Bank of Nova Scotia 0.210%, 09/10/12	4,000,000
3,000	0.547%, 11/09/12(a)	3,001,968
2,000	Bank of Nova Scotia Houston 0.755%, 10/18/12(a)	2,001,884
6,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.360%, 10/23/12	6,000,000
5,000	Barclays Bank PLC 0.736%, 08/02/12(a)	5,000,000
5,000	Branch Banking and Trust Co. 0.270%, 11/30/12	5,000,000
	Canadian Imperial Bank of Commerce
4,000	0.507%, 01/30/13(a)	4,000,000
2,000	0.767%, 11/21/12(a)	2,001,545
	Credit Suisse (NY Branch)
5,000	0.847%, 01/30/13(a)	5,000,000
1,000	0.945%, 07/25/13(a)	1,000,000
6,000	Mizuho Corp. Bank (USA) 0.230%, 08/10/12	6,000,030
1,000	National Australia Bank Ltd. 0.641%, 12/28/12(a)	998,714
5,000	Rabobank Nederland (NY Branch) 0.616%, 05/02/13(a)	4,999,812
6,000	Royal Bank of Canada (NY Branch) 0.508%, 07/11/13(a)	6,000,000
5,000	Societe Generale 0.400%, 08/27/12	5,000,000
5,000	State Street Bank & Trust Co. 0.220%, 08/30/12	5,000,000
	Sumitomo Mitsui Banking Corp.
3,000	0.350%, 10/12/12	3,000,000
3,000	0.400%, 09/10/12	3,000,466
3,000	Svenska Handelsbanken AB 0.310%, 09/25/12	3,000,000
5,000	Toronto Dominion Bank 0.448%, 07/26/13(a)	5,000,000

		85,504,419

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of July 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 16.2%
	ABN AMRO Funding USA LLC, 144A
$2,000	0.530%, 09/20/12(b)	$1,998,528
3,000	0.531%, 09/19/12(b)	2,997,836
	BASF AG, 144A
1,000	0.210%, 09/05/12(b)	999,796
3,000	0.220%, 08/20/12(b)	2,999,651
	Commonwealth Bank of Australia, 144A
3,000	0.250%, 09/10/12(b)	2,999,167
1,000	0.250%, 09/17/12(b)	999,673
5,000	Credit Agricole North America, Inc. 0.500%, 09/04/12(b)	4,997,639
	DNB Bank ASA, 144A
4,000	0.526%, 09/12/12(b)	3,997,550
3,000	0.528%, 09/14/12(a)	3,000,000
	Electricite de France, 144A
4,000	0.350%, 08/27/12(b)	3,998,989
2,000	0.551%, 10/12/12(b)	1,997,800
	GDF Suez, 144A
1,000	0.250%, 08/21/12(b)	999,861
4,000	0.250%, 08/28/12(b)	3,999,250
	HSBC USA, Inc.
5,000	0.300%, 08/16/12(b)	4,999,375
2,000	0.300%, 08/20/12(b)	1,999,683
3,000	International Finance Corp. 0.130%, 08/21/12(b)	2,999,783
6,000	JPMorgan Chase & Co. 0.299%, 09/12/12(a)	6,000,000
3,000	Mizuho Funding LLC, 144A 0.210%, 08/03/12(b)	2,999,965
4,000	Nordea North America 0.310%, 09/28/12(b)	3,998,002
	PNC Bank National Association
2,000	0.200%, 08/01/12(b)	2,000,000
3,000	0.210%, 08/16/12(b)	2,999,738
2,000	0.220%, 09/13/12(b)	1,999,474
2,000	Sanofi Aventis, 144A 0.210%, 09/20/12(b)	1,999,417
2,000	Schlumberger Holdings Corp., 144A 0.250%, 08/14/12(b)	1,999,819
	Siemens Capital Co. LLC
6,000	0.190%, 08/13/12, 144A(b)	5,999,620
2,000	0.200%, 09/10/12(b)	1,999,555

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$2,000	Skandinaviska Enskilda Banken AB, 144A 0.440%, 08/22/12(b)	$1,999,487
	Standard Chartered Bank, 144A
4,000	0.401%, 10/09/12(b)	3,996,933
1,000	0.401%, 11/13/12(b)	998,845
3,000	State Street Corp. 0.220%, 08/29/12(b)	2,999,487
4,000	Svenska Handelsbanken, Inc., 144A 0.300%, 09/07/12(b)	3,998,767
6,000	Swedbank AB 0.491%, 08/28/12(b)	5,997,795
6,000	Total Capital Canada Ltd., 144A 0.200%, 08/17/12(b)	5,999,467
3,000	Toyota Motor Credit Corp., MTN 0.200%, 08/17/12(b)	2,999,733
6,000	U.S. Bank National Association 0.200%, 08/30/12(b)	6,000,000
1,000	Westpac Banking Corp., 144A 0.250%, 09/19/12(b)	999,660

		113,970,345

Other Instruments—Agency Bonds 1.1%
4,327	Citigroup Funding, Inc., FDIC Gtd. Notes 2.250%, 12/10/12(c)	4,358,602
3,419	General Electric Capital Corp., FDIC Gtd. Notes, MTN 0.468%, 09/21/12(a)(c)	3,420,507

		7,779,109

Other Notes 3.5%
2,000	Bank of Nova Scotia Houston 0.548%, 01/11/13(a)	1,999,609
7,000	MetLife Institutional Funding II, 144A 0.711%, 04/03/13(a)	7,000,000
	New York Life Global Funding, 144A
700	0.491%, 09/28/12(a)	700,041
2,600	2.250%, 12/14/12, MTN	2,618,159
	Toyota Motor Credit Corp., MTN
2,500	0.611%, 04/03/13(a)	2,500,000
2,500	0.666%, 11/09/12(a)	2,500,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of July 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Other Notes (cont’d.)
$2,000	Wachovia Corp., MTN 2.236%, 05/01/13(a)	$2,025,676
5,000	Wells Fargo & Co. 5.250%, 10/23/12	5,055,676

		24,399,161

Time Deposit 1.4%
10,000	U.S. Bank National Association 0.150%, 08/01/12	10,000,000

U.S. Government Agency Obligations 35.3%
	Federal Home Loan Bank
5,000	0.100%, 08/31/12(d)	4,999,583
6,000	0.110%, 08/01/12(d)	6,000,000
2,000	0.120%, 09/04/12(d)	1,999,773
10,000	0.120%, 10/01/12(d)	9,997,967
4,000	0.120%, 10/25/12(d)	3,998,867
3,000	0.130%, 08/24/12(d)	2,999,751
4,000	0.130%, 08/29/12(d)	3,999,596
1,000	0.130%, 11/01/12(d)	999,668
2,000	0.135%, 09/14/12(d)	1,999,670
6,000	0.140%, 09/07/12	5,999,913
5,000	0.150%, 10/30/12(d)	4,998,125
1,000	0.152%, 09/26/12(d)	999,767
3,000	0.160%, 08/03/12(d)	2,999,973
3,000	0.160%, 02/08/13	2,999,146
4,000	0.170%, 08/22/12(d)	3,999,603
1,100	0.190%, 01/14/13	1,099,931
2,000	0.200%, 11/15/12	2,000,092
4,000	0.200%, 01/11/13	3,999,929
3,000	1.625%, 11/21/12	3,013,246
5,000	4.500%, 09/14/12	5,025,864
6,000	Federal Home Loan Mortgage Corp. 0.110%, 10/24/12(d)	5,998,460
3,000	0.120%, 08/28/12(d)	2,999,730
7,000	0.120%, 09/11/12(d)	6,999,043
3,000	0.120%, 10/03/12(d)	2,999,370
10,000	0.125%, 09/19/12(d)	9,998,299
4,000	0.130%, 08/08/12(d)	3,999,899
11,000	0.130%, 08/22/12(d)	10,999,166

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$4,000	0.130%, 10/10/12(d)	$3,998,989
4,000	0.130%, 10/25/12(d)	3,998,772
3,000	0.130%, 11/14/12(d)	2,998,862
4,000	0.130%, 11/15/12(d)	3,998,469
13,000	0.139%, 11/27/12(d)	12,994,067
5,000	0.140%, 10/16/12(d)	4,998,522
3,000	0.140%, 11/06/12(d)	2,998,869
3,000	0.140%, 11/08/12(d)	2,998,845
3,000	0.140%, 11/09/12(d)	2,998,833
3,000	0.140%, 11/20/12(d)	2,998,705
3,000	0.150%, 10/30/12(d)	2,998,875
3,000	0.150%, 11/01/12(d)	2,998,850
3,000	0.170%, 01/07/13(d)	2,997,747
12,000	0.185%, 11/02/12(a)	12,000,793
3,000	1.375%, 01/09/13	3,015,368
12,000	Federal National Mortgage Association 0.110%, 09/20/12(d)	11,998,167
3,000	0.120%, 08/30/12(d)	2,999,710
4,000	0.120%, 08/31/12(d)	3,999,600
4,000	0.130%, 08/01/12(d)	4,000,000
2,000	0.130%, 09/27/12(d)	1,999,588
2,000	0.150%, 09/05/12(d)	1,999,708
3,000	0.150%, 11/13/12(d)	2,998,700
5,000	0.170%, 01/23/13(d)	4,995,868
9,500	0.175%, 01/09/13(d)	9,492,576
5,000	0.267%, 08/23/12(a)	5,000,203
9,000	0.278%, 10/18/12(a)	9,002,757
3,000	0.375%, 12/28/12	3,002,221

		248,608,095

U.S. Government Treasury Securities 4.1%
4,000	U.S. Treasury Bills 0.140%, 08/09/12(b)	3,999,876
4,000	0.150%, 08/30/12(b)	3,999,533
	U.S. Treasury Notes
1,000	0.500%, 11/30/12	1,001,064
8,000	1.375%, 01/15/13	8,044,131
2,000	2.875%, 01/31/13	2,026,768
10,000	4.125%, 08/31/12	10,032,821

		29,104,193

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of July 31, 2012 continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) 28.0%
$9,000	BNP Paribas Securities Corp. 0.170%, dated 07/30/12, due 08/06/12, in the amount of $9,000,298	$9,000,000
9,000	BNP Paribas Securities Corp. 0.180%, dated 07/31/12, due 08/07/12, in the amount of $9,000,315	9,000,000
8,000	BNP Paribas Securities Corp. 0.200%, dated 07/25/12, due 08/01/12, in the amount of $8,000,311	8,000,000
5,000	Credit Suisse Securities Corp. 0.170%, dated 07/30/12, due 08/06/12, in the amount of $5,000,165	5,000,000
8,000	Credit Suisse Securities Corp. 0.180%, dated 07/31/12, due 08/06/12, in the amount of $8,000,240	8,000,000
8,000	Credit Suisse Securities Corp. 0.180%, dated 07/31/12, due 08/07/12, in the amount of $8,000,280	8,000,000
8,000	Credit Suisse Securities Corp. 0.200%, dated 07/25/12, due 08/01/12, in the amount of $8,000,311	8,000,000
7,000	Credit Suisse Securities Corp. 0.230%, dated 07/02/12, due 08/02/12, in the amount of $7,001,386	7,000,000
8,000	Deutsche Bank Securities, Inc. 0.200%, dated 07/25/12, due 08/01/12, in the amount of $8,000,311	8,000,000
6,000	Deutsche Bank Securities, Inc. 0.220%, dated 07/6/12, due 08/07/12, in the amount of $6,001,173	6,000,000
8,000	Goldman Sachs & Co. 0.180%, dated 07/26/12, due 08/02/12, in the amount of $8,000,280	8,000,000
8,000	Goldman Sachs & Co. 0.180%, dated 07/27/12, due 08/03/12, in the amount of $8,000,280	8,000,000
8,000	Goldman Sachs & Co. 0.190%, dated 07/25/12, due 08/01/12, in the amount of $8,000,296	8,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) (cont’d.)
$40,640	HSBC Securities (USA), Inc. 0.190%, dated 07/31/12, due 08/01/12, in the amount of $40,640,214	$40,640,000
19,820	Morgan Stanley & Co., Inc. 0.190%, dated 07/31/12, due 08/01/12, in the amount of $19,820,105	19,820,000
8,000	RBS Securities, Inc. 0.200%, dated 07/25/12, due 08/01/12, in the amount of $8,000,311	8,000,000
5,000	RBS Securities, Inc. 0.200%, dated 07/26/12, due 08/02/12, in the amount of $5,000,194	5,000,000
8,000	UBS Securities LLC 0.200%, dated 07/25/12, due 08/01/12, in the amount of $8,000,311	8,000,000
8,000	UBS Securities LLC 0.200%, dated 07/25/12, due 08/24/12, in the amount of $8,001,333(f)	8,000,000
8,000	UBS Securities LLC 0.200%, dated 07/27/12, due 08/27/12, in the amount of $8,001,378(f)	8,000,000

		197,460,000

	Total Investments 101.8% (amortized cost $716,825,322)(g)	716,825,322
	Liabilities in excess of other assets (1.8%)	(12,510,567)

	Net Assets 100.0%	$704,314,755

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	FDIC—Guarantee issued under temporary liquidity guarantee program.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	15

Portfolio of Investments

as of July 31, 2012 continued

(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at July 31, 2012.
(e)	Repurchase agreements are collateralized by FNMA (coupon rates 2.500% - 8.000%, maturity dates 01/01/13 - 07/01/42), FHLMC (coupon rates 3.500% - 7.000%, maturity dates 02/01/13 - 06/01/42), and GNMA (coupon rates 3.500% - 6.500%, maturity dates 12/15/23 - 06/15/42), with the aggregate value, including accrued interest, of $201,504,304.
(f)	Indicates a security that has been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$85,504,419	$—
Commercial Paper	—	113,970,345	—
Other Instruments—Agency Bonds	—	7,779,109	—
Other Notes	—	24,399,161	—
Time Deposit	—	10,000,000	—
U.S. Government Agency Obligations	—	248,608,095	—
U.S. Government Treasury Securities	—	29,104,193	—
Repurchase Agreements	—	197,460,000	—

Total	$—	$716,825,322	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2012 were as follows:

U.S. Government Agency Obligations	35.3%
Commercial Banks	22.1
Foreign Banks	19.4
Financial Services	16.2
U.S. Government Treasury Securities	4.1
Insurance	1.5
Electric	0.9
Asset Backed Securities	0.7
Energy	0.7
Chemicals	0.6
Pharmaceuticals	0.3

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Statement of Assets and Liabilities

as of July 31, 2012

Assets
Investments, at amortized cost which approximates fair value	$716,825,322
Cash	170,949
Receivable for Fund shares sold	4,988,144
Interest receivable	461,691

Total assets	722,446,106

Liabilities
Payable for investments purchased	8,997,829
Payable for Fund shares reacquired	8,790,218
Accrued expenses	211,302
Management fee payable	54,627
Dividends payable	435
Affiliated transfer agent fee payable	76,940

Total liabilities	18,131,351

Net Assets	$704,314,755

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$704,297
Paid-in capital in excess of par	703,610,893

704,315,190
Distributions in excess of net investment income	(435)

Net assets, July 31, 2012	$704,314,755

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share
($530,668,776 ÷ 530,655,154 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share
($35,190,109 ÷ 35,187,752 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share
($16,238,044 ÷ 16,237,327 shares of common stock issued and outstanding)	$1.00

Class L
Net asset value, offering price and redemption price per share
($3,374,864 ÷ 3,374,736 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share
($657,632 ÷ 657,588 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share
($118,185,330 ÷ 118,184,227 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Statement of Operations

Year Ended July 31, 2012

Net Investment Income
Income
Interest	$1,474,488

Expenses
Management fee	2,316,586
Distribution fee—Class A	693,353
Distribution fee—Class L	17,312
Distribution fee—Class M	2,648
Distribution fee—Class X	9,157
Transfer agent’s fees and expenses (including affiliated expense of $479,700) (Note 3)	776,000
Custodian’s fees and expenses	140,000
Registration fees	137,000
Reports to shareholders	71,000
Legal fees and expenses	35,000
Directors’ fees	27,000
Audit fee	23,000
Insurance	15,000
Miscellaneous	12,556

Total expenses	4,275,612

Less: Management fee waiver (Note 2)	(2,200,558)
Distribution fee waiver Class A (Note 2)	(693,353)
Distribution fee waiver Class L (Note 2)	(17,312)
Distribution fee waiver Class M (Note 2)	(2,648)
Distribution fee waiver Class X (Note 2)	(9,157)

Net expenses	1,352,584

Net investment income	121,904

Realized Gain On Investments
Net realized gain on investment transactions	17,801

Net Increase In Net Assets Resulting From Operations	$139,705

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended July 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$121,904	$164,231
Net realized gain on investments	17,801	12,334

Net increase in net assets resulting from operations	139,705	176,565

Dividends to shareholders (Note 1)
Class A	(104,184)	(124,453)
Class B	(7,520)	(10,056)
Class C	(3,735)	(3,738)
Class L	(652)	(863)
Class M	(52)	(306)
Class X	(173)	(373)
Class Z	(22,703)	(35,966)

	(139,019)	(175,755)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,232,913,987	1,466,629,930
Net asset value of shares issued in reinvestment of dividends	133,918	171,782
Cost of shares reacquired	(1,317,852,533)	(1,549,829,268)

Net decrease in net assets from Fund share transactions	(84,804,628)	(83,027,556)

Total decrease	(84,803,942)	(83,026,746)

Net Assets:
Beginning of year	789,118,697	872,145,443

End of year	$704,314,755	$789,118,697

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following each Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

continued

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted and Illiquid Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $50 million and .30% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was .02% of the average daily net assets for the year ended July 31, 2012.

24	Visit our website at www.prudentialfunds.com

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), along with PIMS, serves as co-distributor of the Fund’s Class L, Class M and Class X shares. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, L, M and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, L, M and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to ..125%, .50%, 1%, and 1% of the average daily net assets of the Class A, L, M and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PAD, as applicable, and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A, Class L, Class M and Class X shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the year ended July 31, 2012, PIMS has waived $693,353, $17,312, $2,648 and $9,157 of Class A’s, Class L’s, Class M’s and Class X’s distribution and service (12b-1) fees, respectively and PI has waived $2,200,558 of the Fund’s management fees. The Fund is not required to reimburse PIMS, PAD and PI for the amounts waived during the fiscal year ended July 31, 2012.

PI, PIM, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

continued

Note 4. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years, respectively, after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class L and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into seven classes, which consist of 10 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class L, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of the fiscal year ended July 31, 2012.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Year ended July 31, 2012:
Shares sold	1,141,129,048	$1,141,129,107
Shares issued in reinvestment of dividends	100,272	100,273
Shares reacquired	(1,177,875,775)	(1,177,875,775)

Net increase (decrease) in shares outstanding before conversion	(36,646,455)	(36,646,395)
Shares issued upon conversion from Class M and Class X	1,156,116	1,156,116

Net increase (decrease) in shares outstanding	(35,490,339)	$(35,490,279)

Year ended July 31, 2011:
Shares sold	1,349,974,842	$1,349,974,842
Shares issued in reinvestment of dividends	121,081	121,081
Shares reacquired	(1,392,050,744)	(1,392,050,741)

Net increase (decrease) in shares outstanding before conversion	(41,954,821)	(41,954,818)
Shares issued upon conversion from Class M and Class X	2,012,544	2,012,544

Net increase (decrease) in shares outstanding	(39,942,277)	$(39,942,274)

26	Visit our website at www.prudentialfunds.com

Class B	Shares	Amount
Year ended July 31, 2012:
Shares sold	10,576,519	$10,576,519
Shares issued in reinvestment of dividends	6,906	6,906
Shares reacquired	(18,909,897)	(18,909,897)

Net increase (decrease) in shares outstanding	(8,326,472)	$(8,326,472)

Year ended July 31, 2011:
Shares sold	11,462,440	$11,462,440
Shares issued in reinvestment of dividends	9,491	9,491
Shares reacquired	(20,675,878)	(20,675,878)

Net increase (decrease) in shares outstanding	(9,203,947)	$(9,203,947)

Class C
Year ended July 31, 2012:
Shares sold	19,793,563	$19,793,564
Shares issued in reinvestment of dividends	3,292	3,292
Shares reacquired	(23,589,595)	(23,589,595)

Net increase (decrease) in shares outstanding	(3,792,740)	$(3,792,739)

Year ended July 31, 2011:
Shares sold	21,108,674	$21,108,675
Shares issued in reinvestment of dividends	3,454	3,454
Shares reacquired	(21,206,684)	(21,206,684)

Net increase (decrease) in shares outstanding	(94,556)	$(94,555)

Class L
Year ended July 31, 2012:
Shares sold	1,512,545	$1,512,545
Shares issued in reinvestment of dividends	559	559
Shares reacquired	(1,665,877)	(1,665,879)

Net increase (decrease) in shares outstanding	(152,773)	$(152,775)

Year ended July 31, 2011:
Shares sold	1,081,797	$1,081,798
Shares issued in reinvestment of dividends	751	751
Shares reacquired	(1,992,820)	(1,992,821)

Net increase (decrease) in shares outstanding	(910,272)	$(910,272)

Prudential MoneyMart Assets, Inc.	27

Notes to Financial Statements

continued

Class M	Shares	Amount
Period ended April 13, 2012*:
Shares sold	84,214	$84,214
Shares issued in reinvestment of dividends	28	28
Shares reacquired	(93,781)	(93,783)

Net increase (decrease) in shares outstanding before conversion	(9,539)	(9,541)
Shares reacquired upon conversion into Class A	(768,106)	(768,108)

Net increase (decrease) in shares outstanding	(777,645)	$(777,649)

Year ended July 31, 2011:
Shares sold	452,579	$452,579
Shares issued in reinvestment of dividends	229	229
Shares reacquired	(906,272)	(906,268)

Net increase (decrease) in shares outstanding before conversion	(453,464)	(453,460)
Shares reacquired upon conversion into Class A	(1,279,639)	(1,279,643)

Net increase (decrease) in shares outstanding	(1,733,103)	$(1,733,103)

Class X
Year ended July 31, 2012:
Shares sold	164,530	$164,530
Shares issued in reinvestment of dividends	134	134
Shares reacquired	(419,415)	(419,414)

Net increase (decrease) in shares outstanding before conversion	(254,751)	(254,750)
Shares reacquired upon conversion into Class A	(388,007)	(388,008)

Net increase (decrease) in shares outstanding	(642,758)	$(642,758)

Year ended July 31, 2011:
Shares sold	396,037	$396,037
Shares issued in reinvestment of dividends	307	307
Shares reacquired	(877,759)	(877,755)

Net increase (decrease) in shares outstanding before conversion	(481,415)	(481,411)
Shares reacquired upon conversion into Class A	(732,896)	(732,901)

Net increase (decrease) in shares outstanding	(1,214,311)	$(1,214,312)

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Class Z	Shares	Amount
Year ended July 31, 2012:
Shares sold	59,653,508	$59,653,508
Shares issued in reinvestment of dividends	22,725	22,726
Shares reacquired	(95,298,190)	(95,298,190)

Net increase (decrease) in shares outstanding	(35,621,957)	$(35,621,956)

Year ended July 31, 2011:
Shares sold	82,153,559	$82,153,559
Shares issued in reinvestment of dividends	36,469	36,469
Shares reacquired	(112,119,121)	(112,119,121)

Net increase (decrease) in shares outstanding	(29,929,093)	$(29,929,093)

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gains on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized gains on investment transactions and paid-in capital in excess of par. For the year ended July 31, 2012, the adjustments were to decrease distributions in excess of net investment income by $37,426, decrease accumulated net realized gains on investment transactions by $30,135 and decrease paid-in capital in excess of par by $7,291 due to reclassification of distributions and other book to tax adjustments. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the years ended July 31, 2012 and 2011, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $139,019 and $175,755 from ordinary income, respectively.

As of July 31, 2012, the Fund had no undistributed earnings on a tax basis.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

Prudential MoneyMart Assets, Inc.	29

Notes to Financial Statements

continued

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 7. Subsequent Event

On August 24, 2012, Class L shares were converted to Class A shares and Class L shares were terminated. The conversion was processed at net asset value with no front end sales charges.

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Financial Highlights

Class A Shares
	Year Ended July 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(e)	-	(e)	-	(e)	.011		.037
Dividends to shareholders	-	(e)	-	(e)	-	(e)	(.011)		(.037)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a):	.02%		.02%		.05%		1.10%		3.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$530,669		$566,158		$606,100		$759,704		$752,350
Average net assets (000)	$554,682		$571,572		$668,825		$783,488		$698,827
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.55%	(b)	.54%
Expenses, excluding distribution and service (12b-1) fees	.18%	(c)	.22%	(c)	.31%	(c)	.43%		.42%
Net investment income	.02%	(b)	.02%	(b)	.04%	(b)	1.09%	(b)	3.57%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .61%, .60%, .59% and .56% for the years ended July 31, 2012, July 31, 2011, July 31, 2010 and July 31, 2009, respectively. The net investment income (loss) ratios would have been (.41)%, (.36)%, (.24)% and 1.08% for the years ended July 31, 2012, July 31, 2011, July 31, 2010 and July 31, 2009, respectively.

(c) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(d) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(e) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

continued

Class B Shares
	Year Ended July 31,
	2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	.001		.012	.038
Dividends to shareholders	-	(d)	-	(d)	(.001)		(.012)	(.038)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a):	.02%		.02%		.05%		1.22%	3.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,190		$43,517		$52,720		$72,931	$69,590
Average net assets (000)	$40,272		$45,662		$60,695		$78,763	$67,467
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Expenses, excluding distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Net investment income	.02%	(b)	.02%	(b)	.05%	(b)	1.20%	3.76%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.28)%, (.24)% and (.11)% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(c) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(d) Less than $.0005 per share.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended July 31,
	2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	.001		.012	.038
Dividends to shareholders	-	(d)	-	(d)	(.001)		(.012)	(.038)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a):	.02%		.02%		.05%		1.22%	3.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16,238		$20,031		$20,125		$24,747	$21,353
Average net assets (000)	$20,032		$17,071		$21,593		$27,653	$15,596
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Expenses, excluding distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Net investment income	.02%	(b)	.02%	(b)	.05%	(b)	1.16%	3.63%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.28)%, (.24)% and (.11)% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(c) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(d) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

Financial Highlights

continued

Class L Shares
	Year Ended July 31,						October 27, 2008(a) through July 31,
	2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.02%		.02%		.05%		.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,375		$3,528		$4,438		$6,255
Average net assets (000)	$3,462		$3,975		$5,421		$5,397
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.18%	(d)	.22%	(d)	.32%	(d)	.68%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.18%	(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(d)	.02%	(d)	.04%	(d)	.33%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .98%, .98% and .97% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively and .93% for the period ended July 31, 2009. The net investment income (loss) ratios would have been (.78)%, (.74)% and (.61)% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively and .08% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13, 2012(h)		Year Ended July 31,				October 27, 2008(a) through July 31, 2009
			2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$778		$2,511		$8,405
Average net assets (000)	$377		$1,435		$4,785		$8,737
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.32%	(d)	.72%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(c)(d)	.02%	(d)	.05%	(d)	.31%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48% for the period ended April 13, 2012, 1.48% and 1.47% for the years ended July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.30)% for the period ended April 13, 2012, (1.24)% and (1.10)% for the years ended July 31, 2011 and July 31, 2010, respectively and (.40)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% for the period ended April 13, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	35

Financial Highlights

continued

Class X Shares
	Year Ended July 31,						October 27, 2008(a) through July 31, 2009
	2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.02%		.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$658		$1,300		$2,515		$5,337
Average net assets (000)	$916		$1,741		$3,722		$5,119
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.18%	(d)	.22%	(d)	.32%	(d)	.71%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.18%	(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(d)	.02%	(d)	.05%	(d)	.30%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48%, 1.48% and 1.47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.29)%, (1.24)% and (1.10)% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively and (.42)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

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Class Z Shares
	Year Ended July 31,
	2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	.001		.012	.038
Dividends to shareholders	-	(d)	-	(d)	(.001)		(.012)	(.038)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a):	.02%		.02%		.05%		1.22%	3.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$118,185		$153,807		$183,736		$181,906	$178,289
Average net assets (000)	$119,232		$165,586		$181,652		$180,110	$173,762
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Expenses, excluding distribution and service (12b-1) fees	.18%	(b)	.22%	(b)	.31%	(b)	.43%	.42%
Net investment income	.02%	(b)	.02%	(b)	.05%	(b)	1.20%	3.76%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48%, .48% and .47% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.28)%, (.24)% and (.11)% for the years ended July 31, 2012, July 31, 2011 and July 31, 2010, respectively.

(c) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(d) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	37

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential MoneyMart Assets, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential MoneyMart Assets, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 20, 2012

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Tax Information

(Unaudited)

For the year ended July 31, 2012, the Fund reports the maximum amount allowable but not less than 90.58% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after July 31, 2012. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2012.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 39.36% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

Prudential MoneyMart Assets, Inc.	39

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 61

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 61

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 61

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 61

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential MoneyMart Assets, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 61	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 61

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 61

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 61

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 61

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 61

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 2008; Robin B. Smith, 1996; Stephen G. Stoneburn, 1996; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC (PMFS); formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential MoneyMart Assets, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (56) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (54) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.

Amanda S. Ryan (34) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (53) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).

Valerie M. Simpson (54) Deputy Chief Compliance Officer

Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an Officer of the Fund is as follows:

Judy A. Rice, 2012; Raymond O’Hara, 2012; Deborah A. Docs, 2005; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1997; Richard W. Kinville, 2011; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential MoneyMart Assets, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund, and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2011 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail Money Market Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile
•

The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the fourth and third quartiles over the one- and three-year periods, respectively, the Fund’s net performance (which reflects the impact of Fund fees, expenses and subsidies) in relation to the Peer Universe was in the first quartile for the one-, three- and five-year periods and was in the second quartile for the ten-year period.

•	The Board accepted PI’s recommendation to continue its practice of waiving a portion of its management fee in order to maintain a yield floor for the Fund.

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•	The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential MoneyMart Assets, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President •

Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	L	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W508	74440W706	74440W805

MF108E      0231238-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2012 and July 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $22,500 and $22,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 24, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 24, 2012